SCHEDULE OF OPERATING LEASE EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Lease
Operating lease expenses	$ 183,051	$ 161,389	$ 632,496	$ 217,642	$ 411,607	$ 151,730